Goodwill - Summary of Carrying Amount of Goodwill Allocated to Different Cash-generating Units (Detail) - USD ($) $ in Millions	Jun. 30, 2022	Dec. 31, 2021
Disclosure Of Carrying Amount Of Goodwill [line items]
Goodwill	$ 115,392	$ 115,796
United States [member]
Disclosure Of Carrying Amount Of Goodwill [line items]
Goodwill	33,603	33,607
Rest of North America [member]
Disclosure Of Carrying Amount Of Goodwill [line items]
Goodwill	2,079	2,114
Mexico [member]
Disclosure Of Carrying Amount Of Goodwill [line items]
Goodwill	12,424	12,062
Colombia [member]
Disclosure Of Carrying Amount Of Goodwill [line items]
Goodwill	14,769	15,344
Rest of Middle Americas [member]
Disclosure Of Carrying Amount Of Goodwill [line items]
Goodwill	23,431	22,769
Brazil [Member]
Disclosure Of Carrying Amount Of Goodwill [line items]
Goodwill	3,494	3,280
Rest of South America [member]
Disclosure Of Carrying Amount Of Goodwill [line items]
Goodwill	1,253	1,173
Europe [member]
Disclosure Of Carrying Amount Of Goodwill [line items]
Goodwill	2,045	2,244
South Africa [member]
Disclosure Of Carrying Amount Of Goodwill [line items]
Goodwill	9,961	10,231
Rest of Africa [member]
Disclosure Of Carrying Amount Of Goodwill [line items]
Goodwill	5,192	5,287
China [member]
Disclosure Of Carrying Amount Of Goodwill [line items]
Goodwill	3,210	3,387
Rest of Asia Pacific [member]
Disclosure Of Carrying Amount Of Goodwill [line items]
Goodwill	3,396	3,717
Global Export and Holding Companies [member]
Disclosure Of Carrying Amount Of Goodwill [line items]
Goodwill	$ 535	$ 582